Note 8 - Accounts Receivable (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Credit Loss Expense (Reversal)	$ 2,000	$ 0	$ 47,000	$ 0